Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business combination
22.	Business combination

Acquisition of Yuancui

Yuancui mainly engages in the provision of comprehensive operational solution for real estate agencies including application software to manage their businesses, brand authorization and operation training to real estate agencies. On October 30, 2020, the Company completed the subscription for newly issued ordinary shares of Yuancui for a cash consideration of RMB20,000 and acquired equity interest from the shareholders of Yuancui for a cash consideration of RMB10,000. Upon the completion of the transactions, the Company held 51% equity interest in Yuancui and it became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amount
RMB
Net assets acquired (i)	16,408
Identifiable and amortizable intangible assets (note 8)
-Non-competed agreements	6,740
-Trademarks	1,070
Goodwill	31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests (ii)	(23,453)
Total	30,000

i.	Net assets acquired primarily included cash consideration from RMB20,000 from subscription of new shares.

ii.	Fair value of the noncontrolling interests was estimated based on the equity value of Yuancui derived by the purchase consideration, adjusted for a discount for control premium.

Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Yuancui and the Company, the assembled workforce and its knowledge and experience in the managing real estate agencies in China in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In June 2021, the Group injected further cash capital of RMB8,563 and the Group’s equity interest in Yuancui increased to 70.0%.

In considering property market conditions and the operating performance of Yuancui, the Group ceased all businesses of Yuancui during 2021 and the goodwill recognized from the acquisition was fully impaired.

Acquisition of Deyu and Jiuyi

The Company invested in Jiuyi and Deyu as a limited partner during 2018 and 2019, respectively, in connection with certain properties sales projects under the Sales Commitment Arrangements as described in note 1. During the year ended December 31, 2021, the other investors of Deyu and Jiuyi withdrew all their capital invested after completing the properties sales projects. The Group became the sole investor of Deyu and Jiuyi, which have been accounted for as consolidated subsidiaries of the Group.

The acquisition of Deyu and Jiuyi that constitute business combinations are summarized as follows:

Amount
RMB
Net assets acquired (Note)	58,578

Note: Net assets acquired primarily included cash and deposits with real estate developers.

In relation to the revaluation of previously held interests, no material gain or loss was recognized by the Company recognized in the consolidated income statements for the year ended December 31, 2022, for the other acquisitions that constitute business combinations.

Acquisition of Tuqiang

Tuqiang mainly engages in the provision of internet information services for real estate developers and agencies. On March 31, 2022, the Company completed the acquirement 78% equity interest in Tuqiang. Upon the completion of the transactions, the Company held 78% equity interest in Tuqiang and it became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amount
RMB
Net assets acquired(i)	(968)
Goodwill	454
Noncontrolling interests (ii)	114
Total	(400)

i.	Net assets acquired primarily included cash, accounts receivables from real estate developers and accrued expenses undertaken.

ii.	Fair value of the noncontrolling interests was estimated based on the equity value of Tuqiang derived by the purchase consideration.

Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Tuqiang and the Company, the assembled workforce and its knowledge and experience in the managing real estate agencies in China in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In considering property market conditions and the operating performance of Tuqiang, the Group ceased all businesses of Tuqiang during 2023 and the goodwill recognized from the acquisition was fully impaired.